Commitments and Contingencies - Purchase Commitments (Details) gal in Thousands, bbl in Thousands, $ in Thousands	Mar. 31, 2018 USD ($) bbl gal
Crude oil
Purchase commitments for crude oil and natural gas
Fixed-price purchase commitments, due in next twelve months	$ 77,015
Fixed-price purchase commitments (in barrels/gallons), due in next twelve months | bbl	1,230
Index-price purchase commitments, due in next twelve months	$ 1,403,823
Index-price purchase commitments (in barrels/gallons), due in next twelve months | bbl	23,559
Index-price purchase commitments, due in second year	$ 567,987
Index-price purchase commitments (in barrels), due in second year | bbl	10,938
Index-price purchase commitments, due in third year	$ 453,328
Index-price purchase commitments (in barrels), due in third year | bbl	9,330
Index-price purchase commitments, due in fourth year	$ 363,302
Index-price purchase commitments (in barrels), due in fourth year | bbl	7,738
Index-price purchase commitments, due in fifth year	$ 256,327
Index-price purchase commitments (in barrels), due in fifth year | bbl	5,482
Index-price purchase commitments, due after fifth year	$ 191,010
Index-price purchase commitments (in barrels), due after fifth year | bbl	4,112
Total index-price purchase commitments	$ 3,235,777
Total index-price purchase commitments (in barrels/gallons) | bbl	61,159
Natural gas liquids
Purchase commitments for crude oil and natural gas
Fixed-price purchase commitments, due in next twelve months	$ 5,616
Fixed-price purchase commitments (in barrels/gallons), due in next twelve months | gal	8,183
Index-price purchase commitments, due in next twelve months	$ 502,428
Index-price purchase commitments (in barrels/gallons), due in next twelve months | gal	582,456
Total index-price purchase commitments	$ 502,428
Total index-price purchase commitments (in barrels/gallons) | gal	582,456